Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 384,709,707	$ 239,031,161	$ 1,049,698,579	$ 704,834,336
Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	373,459,145	212,305,626	1,007,775,720	675,688,575
Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,250,562	26,725,535	41,922,859	29,145,761
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,281,457	80,952,947	338,933,229	221,431,637
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,154,140	21,847,980	133,334,088	64,758,149
Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	185,808,108	130,577,719	539,701,742	399,591,736
Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,051,772	4,531,686	34,251,563	15,511,759
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,414,230	1,120,829	3,477,957	3,541,055
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137,728,568	81,325,544	357,134,132	223,569,699
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,702,703	15,213,080	106,071,996	35,827,583
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,340,818	21,268,975	49,163,943	63,336,685
Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	190,937,618	121,223,562	537,328,508	382,100,369
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,928,549	81,035,877	335,677,928	221,701,800
Exploration and production [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,897,928	81,101,509	335,604,545	221,701,800
Exploration and production [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,621	(65,632)	73,383
Exploration and production [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,839,179	80,952,947	335,467,813	221,431,637
Exploration and production [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	58,749	54,400	136,732	176,001
Exploration and production [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,621	28,530	73,383	94,162
Exploration and production [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,764,760	46,923,793	190,703,167	129,993,896
Exploration and production [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,747,348	13,074,867	97,011,172	28,726,798
Exploration and production [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,327,071	20,954,287	47,753,474	62,710,943
Exploration and production [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	89,370	82,930	210,115	270,163
Industrial transformation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174,624,189	113,690,200	493,236,168	360,795,575
Industrial transformation [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	163,799,735	94,441,109	452,221,209	341,485,996
Industrial transformation [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,824,454	19,249,091	41,014,959	19,309,579
Industrial transformation [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,658,180	14,082,711	80,937,016	40,644,697
Industrial transformation [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	143,534,048	97,540,381	400,547,323	312,270,553
Industrial transformation [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,170,693	2,044,539	11,315,992	7,797,268
Industrial transformation [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	261,268	22,569	435,837	83,057
Industrial transformation [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174,624,189	113,690,200	493,236,168	360,795,575
Logistics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	726,852	1,011,470	2,134,218	3,230,746
Logistics [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	726,852		2,134,218
Logistics [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,011,470		3,230,746
Logistics [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	726,852	1,011,470	2,134,218	3,230,746
Logistics [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	726,852	1,011,470	2,134,218	3,230,746
Trading Companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	76,449,360	40,846,190	209,462,620	112,560,632
Trading Companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	76,055,408	40,819,055	208,636,965	112,485,775
Trading Companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	393,952	27,135	825,655	74,857
Trading Companies [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,442,278		3,465,416
Trading Companies [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,437,211	7,710,869	52,260,340	23,937,451
Trading Companies [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,274,060	33,037,338	139,154,419	87,321,183
Trading Companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,901,859	70,848	13,756,790	1,227,141
Trading Companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	393,952	27,135	825,655	74,857
Trading Companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,211,796	34,190,567	163,210,462	93,364,619
Trading Companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	855,572	1,109,253	8,634,286	5,146,621
Trading Companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,747	314,688	1,410,469	606,844
Trading Companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,368,245	5,231,682	36,207,403	13,442,548
Corporate and other operating subsidiary companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,980,757	2,447,424	9,187,645	6,545,583
Corporate and other operating subsidiary companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,979,222	(4,056,047)	9,178,783	15,004
Corporate and other operating subsidiary companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,535	6,503,471	8,862	6,530,579
Corporate and other operating subsidiary companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,979,220	2,416,299	9,178,781	6,487,350
Corporate and other operating subsidiary companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,537	31,125	8,864	58,233
Corporate and other operating subsidiary companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,752,012	211,184	3,220,503	211,184
Corporate and other operating subsidiary companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	99,783	1,028,960	426,538	1,954,164
Corporate and other operating subsidiary companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers				18,898
Corporate and other operating subsidiary companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,128,962	$ 1,207,280	$ 5,540,604	$ 4,361,337